DoubleLine Shiller Enhanced CAPE

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.5%
2,954,057	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	2,559,374
10,434,548	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	9,439,614
1,252,090	Avant Loans Funding Trust, Series 2019-A-A	3.48%	^	07/15/2022	1,254,155
6,808,022	Avant Loans Funding Trust, Series 2019-B-A	2.72%	^	10/15/2026	6,822,168
4,282,246	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	3,775,969
5,357,865	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	5,386,668
2,250,000	College Ave Student Loans LLC, Series 2017-A-B	4.50%	^	11/26/2046	2,374,654
1,202,297	CPS Auto Receivables Trust, Series 2019-B-A	2.89%	^	05/16/2022	1,206,495
1,494,236	DRB Prime Student Loan Trust, Series 2017-A-B	3.10%	#^	05/27/2042	1,551,748
1,515,383	DT Auto Owner Trust, Series 2019-2A-A	2.85%	^	09/15/2022	1,523,154
2,652,859	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	2,686,122
4,787,753	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	4,811,080
5,086,510	Flagship Credit Auto Trust, Series 2017-1-C	3.22%	^	05/15/2023	5,122,059
6,650,000	Flagship Credit Auto Trust, Series 2017-4-B	2.66%	^	10/17/2022	6,686,055
6,212,628	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	6,277,838
986,120	Freed Trust, Series 2019-1-A	3.42%	^	06/18/2026	989,179
8,501,699	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	7,247,715
3,920,500	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	3,947,412
4,325,459	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06%	^	04/17/2023	4,372,967
10,000,000	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58%	^	08/15/2024	10,019,738
9,825,000	Hardee’s Funding LLC, Series 2018-1A-A2I	4.25%	^	06/20/2048	9,997,331
4,947,773	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	4,857,998
2,138,512	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	2,237,733
4,441,108	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	4,018,026
20,375,000	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43%	^	11/15/2039	17,677,330
18,526,125	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	17,016,022
7,584,338	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	7,502,898
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61%	^	08/25/2042	511,050
16,440,849	LendingClub Receivables Trust, Series 2020-3-A	3.50%	^	01/16/2046	16,692,575
13,329,242	LendingClub Receivables Trust, Series 2020-5A-A	3.50%	^	03/15/2046	13,529,674
3,539,862	Lendingpoint Asset Securitization Trust, Series 2019-1-A	3.15%	^	08/15/2025	3,532,974
9,733,333	Lunar Aircraft Ltd., Series 2020-1A-A	3.38%	^	02/15/2045	8,928,883
2,265,106	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	2,287,272
3,463,172	Marlette Funding Trust, Series 2019-3A-A	2.69%	^	09/17/2029	3,485,740
1,514,208	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	1,549,267
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	4,583,738
1,743,266	Navient Private Education Refinance Loan Trust, Series 2019-CA-A1	2.82%	^	02/15/2068	1,756,684
16,000,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10%	^	02/15/2028	16,274,256
6,584,502	Pagaya AI Debt Selection Trust, Series 2019-2-A1	3.93%	^	09/15/2026	6,515,375
11,071,366	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82%	^	11/16/2026	10,942,397
22,237,504	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23%	^	03/15/2040	18,431,533
20,000,000	SBA Tower Trust	3.17%	^	04/11/2022	20,219,788
1,644,264	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	1,641,504
5,728,220	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	0.60%		06/15/2039	5,319,441
438,004	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	441,133
35,186	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	35,293
600,032	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	602,241
374,245	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	375,309
253,453	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	254,986
233,588	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	235,985
2,708,910	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	2,736,937
9,038,868	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	2.82%	#^	02/15/2045	9,121,024
3,131,060	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	3,166,469
20,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	19,990,476
398,154	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	407,656
1,814,047	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	1,610,084
3,633,252	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	3,291,643
16,336,369	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	16,538,525
3,200,000	Tesla Auto Lease Trust, Series 2019-A-D	3.37%	^	01/20/2023	3,226,629
12,652,296	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15%	^§	09/15/2038	11,291,592
1,339,286	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07%	^§	09/15/2038	831,329
6,321,555	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	6,316,717
636,341	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	636,403
13,249,215	Upstart Pass-Through Trust Series, Series 2020-ST2-A	3.50%	^	03/20/2028	13,103,871
3,207,065	Upstart Securitization Trust, Series 2019-1-B	4.19%	^	04/20/2026	3,182,618
5,623,108	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	5,647,344
11,361,245	Upstart Securitization Trust, Series 2020-1-A	2.32%	^	04/22/2030	11,383,961
5,250,000	Upstart Securitization Trust, Series 2020-1-B	3.09%	^	04/22/2030	4,942,906
7,933,333	Vantage Data Centers Issuer LLC, Series 2019-1A-A2	3.19%	^	07/15/2044	8,083,065
17,203,757	Wave LLC, Series 2019-1-A	3.60%	^	09/15/2044	15,610,655
2,067,991	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	2,070,415
7,415,527	Willis Engine Structured Trust, Series 2020-A-A	3.23%	^	03/15/2045	5,586,621

Total Asset Backed Obligations (Cost $454,957,146)					438,285,540

Bank Loans - 4.0%
3,037,987	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/19/2026	2,886,468
814,234	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		02/16/2023	799,985
1,314,919	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.92%		02/27/2025	1,256,024
869,866	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.19%		10/13/2025	832,171
489,493	Advanced Drainage Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		07/31/2026	477,867
993,818	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		01/05/2026	964,003
1,145,120	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	950,209
1,638,071	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.07%		08/01/2025	1,576,643
1,674,051	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.50%		04/04/2024	1,622,959
1,803,239	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		05/09/2025	1,723,220
1,358,175	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.43%		07/10/2026	1,322,143
1,416,166	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	1,244,619
705,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	614,524
1,694,869	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	2.93%		07/31/2024	1,604,304
345,000	Amentum Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		02/01/2027	339,680
350,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/29/2027	268,800
1,444,948	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		04/28/2023	1,159,571
554,286	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		12/15/2023	449,434
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
95,353	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	63,750
773,072	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	516,853
1,680,000	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.70%		09/19/2024	1,638,378
1,725,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/11/2025	1,638,569
743,138	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/15/2027	703,079
539,033	Arctic Glacier, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	458,684
1,705,714	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/12/2027	1,636,420
795,000	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		11/03/2023	771,396
411,397	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.68%		08/04/2025	410,368
798,609	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	5.31%		02/11/2026	776,647
1,210,215	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		02/27/2026	1,064,989
741,707	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	3.25%		11/21/2024	724,555
1,201,570	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		12/16/2024	1,113,255
793,978	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.26%		07/24/2026	770,159
1,170,627	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.07%		09/25/2024	1,130,908
1,212,000	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.94%		11/27/2025	1,175,137
356,301	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		06/02/2025	347,306
189,225	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		10/03/2022	184,978
1,452,547	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		06/16/2025	1,344,811
1,745,932	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		09/30/2024	1,677,553
	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan
631,200	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.29%		06/21/2024	580,178
547,383	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.64%		06/21/2024	503,135
6,107	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	5,613
1,468,476	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.19%		05/21/2025	1,009,585
1,025,211	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.57%		06/28/2024	456,224
1,067,325	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.92%		11/02/2026	1,025,966
690,000	Caesars Resort, Senior Secured First Lien Term Loan	4.68%	±	06/19/2025	650,649
158,800	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.18%		08/12/2026	153,114
1,672,078	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.18%		10/30/2026	1,623,747
1,762,401	Capri Acquisitions BidCo Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.76%		11/01/2024	1,696,311
910,000	Carnival Corporation, Senior Secured First Lien Term Loan	8.50%	±	06/30/2025	880,425
988,805	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.25%		05/18/2026	981,804
1,162,545	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	947,474
1,703,071	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/15/2027	1,611,650
2,497,607	CEOC LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		10/04/2024	2,489,415
1,029,922	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.43%		05/16/2024	990,270
829,474	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		06/07/2023	801,927
1,699,163	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		03/31/2025	1,622,701
734,478	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	727,655
317,600	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.26%		08/21/2026	289,651
892,408	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.06%		09/18/2024	761,478
1,423,726	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	1,367,966
443,125	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	418,478
550,000	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.56%		05/13/2027	537,625
1,130,000	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.35%		04/22/2027	1,113,762
668,249	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	5.39%		06/02/2025	383,618
1,172,691	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		07/17/2025	1,113,505
459,188	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		01/15/2026	436,435
1,380,040	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	7.25%		01/04/2022	1,329,441
1,803,097	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	3.93%		11/29/2024	1,564,187
510,993	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		03/17/2025	497,260
1,189,875	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	914,592
208,950	Dealer Tire LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.42%		12/12/2025	200,243
1,425,000	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	1,388,784
1,756,953	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		06/06/2025	1,574,669
1,190,840	Diamond B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.76%		09/06/2024	1,099,544
327,525	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		08/24/2026	268,161
623,804	Digicel International Finance Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.25%		05/27/2024	527,426
857,850	DigiCert Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.18%		10/16/2026	832,470
1,748,042	Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	4.18%		02/06/2026	1,707,618
513,547	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		04/06/2026	442,292
276,100	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.95%		04/06/2026	237,791
452,556	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	2.43%		08/22/2025	442,749
1,427,871	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.89%		11/15/2024	1,358,291
840,154	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.07%		02/06/2025	791,147
845,000	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan	1.94%	±	02/04/2027	808,031
1,607,503	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		10/10/2025	1,068,990
722,317	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		03/08/2024	563,342
1,745,776	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		09/18/2026	1,662,729
1,641,460	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	1,609,993
643,857	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		11/29/2024	626,151
2,738,019	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.43%		10/01/2025	2,678,467
925,000	Flex Acquisition Company Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.43%		12/29/2023	886,511
785,000	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.68%		06/30/2025	741,660
1,330,262	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		08/01/2024	1,075,849
1,393,639	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.50%		02/26/2025	1,362,609
495,543	Foresight Energy LLC, Senior Secured First Lien Term Loan	9.50%	±	06/30/2027	495,543
247,772	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor)	12.00%		09/04/2020	222,994
1,961,767	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.36%	Ω	03/28/2022	156,941
1,084,883	Forest City Enterprises L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		12/08/2025	1,019,790
916,460	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	893,548
1,765,000	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		01/29/2027	1,664,624
682,912	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		08/18/2025	664,698
588,525	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	562,412
527,289	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/01/2024	509,438
480,000	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%	Ω	03/01/2024	6,000
1,167,075	Genesee & Wyoming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.31%		12/30/2026	1,126,858
2,086,838	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/01/2023	2,016,042
1,725,675	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		07/02/2025	1,678,219
1,182,139	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	1,058,015
2,131,552	GOBP Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.74%		10/22/2025	2,056,948
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
816,691	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.70%		10/04/2023	655,395
692,888	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.70%		10/04/2023	556,042
1,736,634	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	2.93%		10/10/2025	1,661,742
1,380,246	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	1,348,618
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
531,991	(6 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	468,152
106,401	(3 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	93,633
2,378,074	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.67%		01/02/2026	2,309,859
2,119,350	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%		11/15/2027	2,046,370
956,215	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		06/02/2025	711,687
	Gulf Finance LLC, Senior Secured First Lien Term Loan
536,501	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	350,960
887,757	(1 Month LIBOR USD + 5.25%, 1.00% Floor) .	6.25%		08/25/2023	580,739
700,280	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		08/18/2023	676,065
543,820	Harsco Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		12/06/2024	534,303
463,927	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		08/05/2024	448,270
1,875,575	HC Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%	4.68%		08/06/2026	1,827,120
673,200	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.94%		07/01/2026	658,053
1,431,094	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.87%		05/23/2025	1,367,439
1,420,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.93%		06/22/2026	1,345,778
848,506	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		07/21/2025	790,172
1,566,781	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.00%		07/01/2024	1,527,486
512,560	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	508,288
454,725	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	439,378
744,689	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		05/01/2026	689,459
1,015,000	Illuminate Buyer LLC, Senior Secured First Lien Term Loan	4.18%	±	06/16/2027	1,001,551
663,338	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		02/25/2027	637,136
159,468	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan	6.50%	±	07/14/2021	162,309
1,060,545	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	8.00%		11/27/2023	1,059,718
1,071,096	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.07%		11/21/2024	1,035,520
1,787,430	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	1.93%		01/17/2025	1,734,934
1,478,909	IRB Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	1,370,897
1,171,307	IRI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	4.61%		12/01/2025	1,115,670
2,605,013	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/02/2026	2,504,485
2,388,475	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		08/18/2022	2,364,591
2,611,938	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.07%		05/01/2026	2,508,191
308,897	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	193,060
551,634	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.50%		09/21/2026	524,742
900,826	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		02/05/2027	885,440
1,288,525	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	1,046,927
1,198,029	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	1,156,098
736,903	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	693,742
1,514,806	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		05/15/2023	1,447,495
1,718,883	Kronos, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	3.18%		11/01/2023	1,717,671
2,639,245	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	2,504,459
1,709,566	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/10/2022	1,529,002
472,583	Lineage Logistics LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/27/2025	458,996
444,031	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/24/2025	421,832
1,411,374	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		05/22/2026	1,263,180
1,468,233	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	1,231,481
844,345	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		08/29/2025	798,830
1,218,846	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.56%		03/20/2025	1,103,440
547,133	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.25%	Ω	05/12/2025	200,732
210,100	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.61%		08/31/2026	191,492
838,472	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.61%		08/31/2026	764,209
620,232	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.81%		03/02/2026	593,534
735,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan	6.25%	±	06/25/2027	730,483
1,761,554	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.18%		03/27/2026	1,636,774
48,223	Mission Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.42%		01/17/2024	45,992
1,620,965	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.38%		05/14/2026	1,469,251
360,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		12/01/2025	322,200
718,214	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/28/2025	592,979
435,315	Motion Finco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.32%		11/12/2026	396,137
57,213	Motion Finco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.32%		11/12/2026	52,064
1,394,205	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	1,329,528
691,721	Nascar Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.93%		10/19/2026	664,547
481,363	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		08/28/2026	466,922
187,448	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		01/17/2024	178,779
901,859	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		08/14/2026	870,777
501,213	ON Semiconductor Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		09/18/2026	482,888
349,675	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		10/24/2025	326,946
885,000	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/18/2025	870,840
658,816	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		04/30/2026	629,993
1,428,129	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		09/27/2024	1,358,065
105,605	Pathway Vet Alliance, Senior Secured First Lien Term Loan	4.17%	±	03/31/2027	102,833
1,299,395	Pathway Vet Alliance, Senior Secured First Lien Term Loan	4.18%	±	03/31/2027	1,265,286
522,570	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	2.68%		05/29/2026	499,300
1,153,228	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		10/15/2025	1,081,629
1,366,406	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.00%		03/11/2022	1,352,121
527,303	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	474,573
1,097,571	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.25%		07/24/2026	1,069,253
736,890	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.94%		04/12/2025	704,423
1,136,532	PODS LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/06/2024	1,093,560
915,869	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	878,373
696,782	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.20%		03/11/2026	635,305
1,248,725	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		07/31/2026	1,209,440
295,000	Presidio Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.27%		01/22/2027	285,597
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
554,206	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	534,290
255,000	(6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	245,837
255,000	(9 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	245,837
510,001	(12 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	491,674
875,718	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	2.93%		03/07/2025	824,409
517,400	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/12/2027	454,018
1,756,387	Radiate Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		02/01/2024	1,682,074
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
604,545	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	564,820
705,091	(3 Month LIBOR USD + 4.25%)	5.99%		07/09/2025	658,760
1,423,771	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	3.93%		11/14/2025	1,339,007
1,699,205	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.01%		05/30/2025	1,643,386
301,756	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		08/31/2020	278,370
1,737,730	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	1,249,958
678,300	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/04/2027	655,526
1,700,000	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		02/06/2023	1,628,481
935,300	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	913,868
776,721	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	754,391
1,433,175	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	2.05%		10/31/2025	1,394,666
609,583	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/12/2027	595,868
1,565,557	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	1,308,868
1,077,227	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/31/2025	1,020,290
1,079,034	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		03/06/2025	1,030,930
487,550	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/05/2026	475,927
1,715,309	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		08/01/2025	1,650,985
2,610,275	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		09/30/2026	2,499,338
605,367	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	5.32%		06/13/2025	567,532
928,063	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		04/17/2026	857,994
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
419,045	(1 Month LIBOR USD + 2.50%)	2.68%		01/23/2025	371,902
1,009,140	(3 Month LIBOR USD + 2.50%)	3.52%		01/23/2025	895,613
1,558,733	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.36%		06/26/2025	1,503,530
85,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.86%		06/26/2026	74,355
1,550,951	Solera LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		03/03/2023	1,503,018
1,386,736	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	3.56%		09/30/2022	1,357,267
1,665,725	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	1,631,544
1,931,841	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		06/27/2025	1,863,985
676,924	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/30/2022	377,385
1,606,085	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		04/16/2025	1,538,381
860,893	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.69%		04/16/2026	747,440
816,749	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		10/01/2025	769,786
764,861	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		07/10/2025	762,131
360,000	STG-Fairway Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%)	4.57%		01/29/2027	338,024
402,975	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.32%		10/01/2026	387,277
1,740,000	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.83%		03/05/2027	1,675,681
284,155	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.07%		10/01/2024	268,526
509,567	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%)	7.00%		04/01/2025	414,023
873,898	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		05/29/2026	843,311
839,469	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	648,494
1,640,000	Tech Data Corporation, Senior Secured First Lien Term Loan	3.69%	±	07/01/2030	1,627,700
705,000	Tech Data Corporation, Senior Secured First Lien Term Loan	5.69%	±	07/01/2030	680,325
880,575	Telesat LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		12/07/2026	849,389
567,150	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.43%		12/17/2026	543,046
1,640,038	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		07/21/2025	1,571,615
2,365,000	Thyssenkrupp Elevator, Senior Secured First Lien Term Loan	4.43%	±	06/30/2027	2,317,700
1,349,273	TIBCO Software Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		06/30/2026	1,278,436
165,000	TIBCO Software Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		03/03/2028	159,948
1,391,359	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.36%		03/28/2025	1,278,318
	TKC Holdings, Inc., Senior Secured First Lien Term Loan
1,463,023	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	1,375,820
3,835	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	3,606
1,030,000	T-Mobile USA, Inc. (1 Month LIBOR USD + 3.00%)	3.18%		04/01/2027	1,029,531
468,585	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/13/2026	449,548
2,233,833	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		05/30/2025	2,017,956
818,118	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		01/25/2024	556,831
501,621	Travelport Finance SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%)	6.07%		05/29/2026	334,604
838,550	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		10/17/2024	802,563
776,952	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		08/13/2026	754,614
1,265,000	Ultimate Software Group, Senior Secured First Lien Term Loan	4.75%	±	05/03/2026	1,252,255
140,000	Ultimate Software Group, Senior Secured First Lien Term Loan	7.50%	±	05/03/2027	142,712
1,689,444	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		05/04/2026	1,641,160
795,970	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		10/22/2025	763,192
727,050	United Rentals North America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		10/31/2025	708,194
343,275	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		07/01/2026	330,296
551,600	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.92%		10/31/2025	545,394
453,528	Univision Communications, Senior Secured First Lien Term Loan	4.75%	±	03/24/2026	445,101
663,338	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/20/2026	620,221
2,605,313	US Foods, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.07%		09/14/2026	2,441,399
776,551	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		12/08/2023	742,577
1,843,063	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		08/27/2025	1,787,541
1,716,795	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		07/02/2025	1,626,577
2,625,000	VICI Properties LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.94%		12/20/2024	2,453,561
613,132	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.94%		07/01/2026	596,657
2,694,290	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		01/31/2028	2,580,119
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
86,758	(1 Month LIBOR USD + 1.75%)	1.94%		12/31/2025	83,946
361,248	(1 Month LIBOR USD + 1.75%)	1.93%		12/31/2025	349,541
718,200	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		02/26/2027	695,756
	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan
990,403	(6 Month LIBOR USD + 3.00%)	4.07%		02/05/2026	943,359
153,449	(3 Month LIBOR USD + 3.00%)	4.07%		02/05/2026	146,160
876,776	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.94%		10/10/2025	834,034
1,305,154	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		07/31/2026	1,257,640
2,125,533	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/02/2024	2,044,508
1,680,788	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		03/09/2027	1,600,866
487,550	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.93%		09/30/2026	479,844
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		04/28/2028	222,565

Total Bank Loans (Cost $291,733,645)					273,212,579

Collateralized Loan Obligations - 13.1%
6,500,000	522 Funding Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.39%, 1.39% Floor)	2.94%	^	01/15/2033	6,370,335
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	4.72%	^	07/15/2026	238,031
14,000,000	AGL Ltd., Series 2020-3A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	2.19%	^	01/15/2033	13,662,162
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	2.32%	^	06/13/2031	11,863,272
2,250,000	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%)	1.94%	^	01/28/2031	2,192,625
7,165,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	2.49%	^	07/15/2030	7,048,435
25,000,000	Anchorage Capital Ltd., Series 2016-9A-AR (3 Month LIBOR USD + 1.37%)	2.59%	^	07/15/2032	24,594,272
7,500,000	Anchorage Capital Ltd., Series 2018-1RA-A1 (3 Month LIBOR USD + 0.99%, 0.99% Floor)	2.30%	^	04/13/2031	7,279,144
12,500,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.37%	^	10/20/2031	12,083,606
15,952,558	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	1.22%	^	11/17/2027	15,659,358
2,828,967	Atlas Senior Loan Fund Ltd., Series 2018-10A-A (3 Month LIBOR USD + 1.09%)	2.31%	^	01/15/2031	2,779,139
2,000,000	Atlas Senior Loan Fund XI Ltd., Series 2018-11A-B (3 Month LIBOR USD + 1.65%)	2.64%	^	07/26/2031	1,905,174
6,500,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	1.59%	^	08/05/2027	6,430,816
2,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.09%	^	10/20/2030	2,333,631
15,000,000	Ballyrock Ltd., Series 2019-2A-A2 (3 Month LIBOR USD + 2.00%, 2.00% Floor)	2.38%	^	11/20/2030	14,736,259
5,000,000	Battalion Ltd., Series 2019-16A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	3.90%	^	12/19/2032	4,904,243
18,000,000	Battalion Ltd., Series 2020-15A-A1 (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.01%	^	01/17/2033	17,687,091
7,005,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	2.39%	^	07/20/2029	6,906,931
10,000,000	Birch Grove Ltd., Series 19A-A (3 Month LIBOR USD + 1.49%)	1.80%	^	06/15/2031	9,775,021
10,000,000	Carbone Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 1.14%)	2.28%	^	01/20/2031	9,749,604
5,996,085	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A (3 Month LIBOR USD + 1.30%)	2.44%	^	04/20/2031	5,855,472
30,000,000	CarVal Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	2.49%	^	07/20/2032	29,334,422
8,350,000	Cathedral Lake Ltd., Series 2015-2A-A1R (3 Month LIBOR USD + 1.31%)	2.53%	^	07/16/2029	8,176,211
8,350,000	Cathedral Lake Ltd., Series 2015-3A-AR (3 Month LIBOR USD + 1.32%, 1.32% Floor)	2.54%	^	07/16/2029	8,165,511
2,500,000	CBAM Ltd., Series 2019-10A-B (3 Month LIBOR USD + 2.05%, 2.05% Floor)	3.19%	^	04/20/2032	2,458,895
362,027	Cent Ltd., Series 2013-19A-A1A (3 Month LIBOR USD + 1.33%)	2.17%	^	10/29/2025	361,438
22,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	2.63%	^	07/13/2029	21,758,586
10,350,000	CFIP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.22%)	2.36%	^	01/18/2030	10,137,047
2,000,000	CFIP Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.65%)	2.79%	^	01/18/2030	1,943,655
14,843,512	Crown Point Ltd., Series 2018-6A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.31%	^	10/20/2028	14,654,409
10,000,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	0.00%	^	07/14/2032	9,999,772
5,000,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	0.00%	^	07/14/2032	4,974,936
25,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.48%	^	07/20/2030	24,734,119
6,500,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	2.33%	^	01/20/2031	6,356,813
5,000,000	Dryden Senior Loan Fund, Series 2013-28A-A1LR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.59%	^	08/15/2030	4,931,306
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.34%	^	07/15/2031	19,304,256
9,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	3.24%	^	04/20/2031	8,895,173
6,000,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	2.42%	^	04/15/2033	5,849,321
8,000,000	Galaxy Ltd., Series 2016-22A-A2R (3 Month LIBOR USD + 0.85%, 0.85% Floor)	2.03%	^	07/16/2028	7,869,267
10,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.32%	^	10/20/2031	9,757,000
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	3.39%	^	08/01/2025	482,869
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	4.49%	^	08/01/2025	192,540
33,964	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	2.27%	^	04/18/2026	33,985
17,801,731	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	2.04%	^	10/18/2027	17,550,325
6,500,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	2.62%	^	04/20/2031	6,200,686
696,261	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	1.91%	^	07/15/2026	694,506
1,755,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.14%	^	04/25/2030	1,714,030
10,000,000	Kayne Ltd., Series 2020-7A-A1 (3 Month LIBOR USD + 1.20%, 1.20%)	2.61%	^	04/17/2033	9,674,508
9,500,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.26%	^	04/20/2031	9,211,964
3,500,000	KVK Ltd., Series 2018-1A-A (3 Month LIBOR USD + 0.93%)	1.31%	^	05/20/2029	3,428,116
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.37%	^	10/15/2031	19,299,828
10,595,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	2.20%	^	07/23/2029	10,408,353
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	4.44%	^	01/27/2026	968,943
22,836,278	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	1.24%	^	11/21/2027	22,630,751
5,002,392	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	2.21%	^	10/28/2025	4,988,681
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	2.97%	^	04/15/2029	8,150,945
4,500,000	Marble Point Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.32%	^	12/18/2030	4,387,429
29,500,000	Marble Point Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	2.20%	^	04/20/2033	28,785,023
2,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	2.39%	^	10/20/2030	1,945,272
25,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	2.27%	^	07/25/2029	24,499,564
9,396,616	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	1.80%	^	10/28/2027	9,212,203
20,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	2.37%	^	07/15/2031	19,144,179
8,936,425	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	1.66%	^	11/15/2030	8,653,341
4,975,425	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	2.59%	^	10/13/2031	4,848,813
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.37%	^	07/15/2031	14,527,728
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	1.56%	^	08/23/2031	14,697,033
10,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	2.43%	^	10/15/2030	9,836,205
3,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.29%	^	04/18/2031	2,901,055
4,000,000	Sound Point Ltd., Series 2015-1RA-A (3 Month LIBOR USD + 1.36%, 1.36% Floor)	2.58%	^	04/15/2030	3,921,170
10,100,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.17%	^	10/26/2031	9,773,617
10,500,000	Sound Point Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.37%, 1.37% Floor)	2.51%	^	01/20/2032	10,311,086
10,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	2.18%	^	04/21/2031	9,695,117
10,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	1.63%	^	05/21/2029	9,858,354
8,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.43%	^	06/15/2031	7,698,647
10,000,000	Steele Creek Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	2.47%	^	10/15/2030	9,748,169
6,000,000	Steele Creek Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.59%	^	08/18/2031	5,851,117
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	3.42%	^	04/15/2032	9,729,315
18,000,000	Steele Creek Ltd., Series 2019-2A-A1 (3 Month LIBOR USD + 1.36%, 1.36% Floor)	2.58%	^	07/15/2032	17,648,794
9,000,000	Steele Creek Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	3.47%	^	07/15/2032	8,927,816
10,000,000	Symphony Ltd., Series 2014-15A-AR2 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	2.39%	^	01/17/2032	9,772,454
10,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	2.48%	^	01/15/2032	9,736,444
13,638,737	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	2.04%	^	04/15/2027	13,501,595
8,500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	1.67%	^	09/07/2030	8,292,433
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.45%	^	10/15/2031	9,676,489
4,000,000	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	2.39%	^	10/20/2031	3,908,863
3,500,000	Vibrant Ltd., Series 2016-5A-B (3 Month LIBOR USD + 2.10%)	3.24%	^	01/20/2029	3,434,565
10,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.34%	^	10/20/2031	9,663,503
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.34%	^	10/20/2031	14,610,621
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.39%	^	01/20/2032	9,770,181
17,500,000	Wellfleet Ltd., Series 2020-1A-A1A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	2.49%	^	04/15/2033	17,089,932
976,586	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	1.59%	^	05/01/2026	964,324
6,000,000	Whitehorse Ltd., Series 2018-12A-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.47%	^	10/15/2031	5,745,000
14,500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.36%	^	01/15/2031	14,022,011
4,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	3.32%	^	04/15/2031	3,930,790
2,083,028	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	2.19%	^	07/25/2026	2,081,881

Total Collateralized Loan Obligations (Cost $901,242,698)					882,149,921

Foreign Corporate Bonds - 8.8%
5,900,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	5,968,256
1,700,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	1,685,443
5,140,000	AerCap Global Aviation Trust	4.63%		10/30/2020	5,162,517
900,000	AES Dominicana	7.95%		05/11/2026	913,500
400,000	AES Gener S.A.	5.00%		07/14/2025	389,271
1,600,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	1,654,825
1,400,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	1,447,971
6,300,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	6,624,644
5,455,000	ANZ New Zealand International Ltd.	1.90%	^	02/13/2023	5,606,701
4,185,000	AstraZeneca PLC	2.38%		11/16/2020	4,216,934
1,325,000	AstraZeneca PLC	2.38%		06/12/2022	1,372,409
1,460,000	AstraZeneca PLC	3.50%		08/17/2023	1,580,545
5,926,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	5,588,710
11,750,000	Axiata SPV2 BHD	3.47%		11/19/2020	11,822,890
1,600,000	Baidu, Inc.	3.50%		11/28/2022	1,667,687
4,800,000	Baidu, Inc.	3.88%		09/29/2023	5,119,667
1,200,000	Baidu, Inc.	3.08%		04/07/2025	1,263,738
8,680,000	Banco Bradesco S.A.	5.90%		01/16/2021	8,842,837
3,600,000	Banco Bradesco S.A.	2.85%	^	01/27/2023	3,556,116
1,600,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	1,624,000
1,400,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	1,491,000
1,500,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	1,513,140
6,300,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.78%)	8.50%	†	10/20/2020	6,374,309
1,000,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	1,018,355
8,300,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	7,962,149
11,000,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	10,764,270
2,400,000	Banco Santander	4.13%		11/09/2022	2,506,500
1,500,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	1,542,840
400,000	Banco Santander Chile	2.50%		12/15/2020	403,286
1,250,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.38%	^	04/17/2025	1,370,344
4,350,000	Bangkok Bank PCL	4.80%		10/18/2020	4,392,818
2,900,000	Bangkok Bank PCL	3.88%		09/27/2022	3,045,334
800,000	Banistmo S.A.	3.65%	^	09/19/2022	801,820
11,200,000	Banistmo S.A.	3.65%		09/19/2022	11,225,480
2,870,000	Bank of the Philippine Islands	2.50%		09/10/2024	2,903,329
12,095,000	Barclays Bank PLC	2.65%		01/11/2021	12,216,049
5,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	5,305,075
2,400,000	BBVA Bancomer S.A.	6.75%		09/30/2022	2,561,556
2,530,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	2,479,400
2,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	2,021,047
6,550,000	BDO Unibank, Inc.	2.95%		03/06/2023	6,713,038
4,320,000	BPCE S.A.	2.38%	^	01/14/2025	4,471,981
3,400,000	Brasil Bolsa Balcao S.A.	5.50%		07/16/2020	3,401,734
5,100,000	C&W Senior Financing DAC	7.50%		10/15/2026	5,229,566
6,000,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	5,843,130
1,750,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	1,790,705
2,600,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	2.10%		10/09/2024	2,538,796
300,000	CK Hutchison International Ltd.	2.25%		09/29/2020	300,483
11,600,000	CNAC HK Finbridge Company Ltd.,	3.50%		07/19/2022	11,904,202
1,100,000	CNOOC Finance Ltd.	4.25%		01/26/2021	1,117,028
9,553,000	CNOOC Finance Ltd.	3.00%		05/09/2023	9,980,021
9,000,000	CNPC General Capital Ltd.	3.95%		04/19/2022	9,422,685
1,000,000	CNPC General Capital Ltd.	3.40%		04/16/2023	1,057,138
2,100,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	2,155,650
900,000	Colbun S.A.	4.50%		07/10/2024	972,523
1,386,000	Colombia Telecomunicaciones S.A.	5.38%		09/27/2022	1,388,703
5,285,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	5,484,348
600,000	Corp Nacional del Cobre de Chile	3.88%		11/03/2021	616,795
1,200,000	Corporacion Nacional del Cobre de Chile	3.00%		07/17/2022	1,231,681
1,100,000	Credicorp Ltd.	2.75%	^	06/17/2025	1,096,865
6,295,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.56%	^	06/12/2024	6,329,267
750,000	DBS Group Holdings Ltd.	2.85%		04/16/2022	777,962
700,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.61%		07/25/2022	700,092
900,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	974,205
9,100,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	9,158,832
3,840,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,838,497
186,130	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	07/16/2020	15,821
465,957	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	128,138
1,728,543	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,809,023
2,552,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	2,114,273
3,928,038	ENA Norte Trust	4.95%		04/25/2023	3,883,847
200,000	Equate Petrochemical B.V.	4.25%		11/03/2026	211,768
500,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	1.21%		05/23/2024	489,625
3,100,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.28%		11/20/2023	3,054,229
2,200,000	Geopark Ltd.	6.50%		09/21/2024	2,030,699
650,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	665,966
7,252,000	GlaxoSmithKline Capital PLC	2.88%		06/01/2022	7,581,218
7,700,000	Global Bank Corporation	4.50%		10/20/2021	7,875,175
300,000	Global Bank Corporation	4.50%	^	10/20/2021	306,825
2,600,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,626,897
3,700,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	3,880,403
400,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	413,800
7,710,000	GrupoSura Finance S.A.	5.70%		05/18/2021	7,978,886
8,100,000	HPHT Finance Ltd.	2.88%		11/05/2024	8,366,443
5,789,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.00%)	1.39%		05/18/2024	5,745,892
350,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	361,062
3,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,244,833
1,424,821	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,312,617
35,034	Invepar Holdings	0.00%	ΩÞ	12/30/2028	1,498
6,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,996,050
700,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	802,971
600,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	626,250
4,250,000	JD.com, Inc.	3.13%		04/29/2021	4,304,051
4,000,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	4,127,578
3,550,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	3,560,929
4,150,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	1,193,125
5,300,000	LG Chem Ltd.	3.25%		10/15/2024	5,640,535
6,505,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	6,686,710
3,000,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	1.19%		08/16/2024	2,919,212
8,700,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,832,023
6,800,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	7,346,924
11,920,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	1.85%		07/26/2023	11,887,071
11,738,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	1.12%		03/05/2023	11,696,776
5,200,000	Multibank, Inc.	4.38%		11/09/2022	5,246,930
1,110,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	1,114,063
955,000	Nutrien Ltd.	1.90%		05/13/2023	986,204
7,484,000	Oleoducto Central S.A.	4.00%		05/07/2021	7,585,970
8,961,000	ONGC Videsh Ltd.	2.88%		01/27/2022	8,984,612
2,500,000	ONGC Videsh Ltd.	3.75%		05/07/2023	2,575,346
2,600,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	2,816,934
8,034,947	Panama Metro Line SP	0.00%		12/05/2022	7,766,701
2,029,187	Panama Metro Line SP	0.00%	^	12/05/2022	1,961,443
2,273,006	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	2,113,895
1,766,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	1,850,106
1,550,000	Petrobras Global Finance B.V.	5.38%		01/27/2021	1,580,651
1,500,000	Petronas Capital Ltd.	3.13%		03/18/2022	1,548,195
4,105,000	POSCO	2.38%		11/12/2022	4,188,167
3,300,000	POSCO	2.38%		01/17/2023	3,358,548
1,000,000	POSCO	2.75%		07/15/2024	1,039,486
550,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	588,488
1,600,000	Qatar Government International Bond	4.50%		01/20/2022	1,687,238
1,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	1,512,035
10,250,000	Reliance Holdings, Inc.	5.40%		02/14/2022	10,810,045
500,000	Reliance Holdings, Inc.	4.13%		01/28/2025	542,692
5,520,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	1.85%		06/25/2024	5,524,811
6,555,000	Santander UK PLC	2.50%		01/05/2021	6,623,663
1,320,000	Santander UK PLC	2.10%		01/13/2023	1,363,240
4,000,000	Saudi Arabian Oil Company	2.75%		04/16/2022	4,085,726
6,000,000	Saudi Government International Bond	2.38%		10/26/2021	6,098,028
9,750,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	10,013,835
1,400,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,533,497
3,355,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	3,569,614
5,250,000	Sinochem Overseas Capital Ltd.	4.50%		11/12/2020	5,313,233
900,000	Sinopec Group Overseas Development Ltd.	2.25%		09/13/2020	901,764
2,500,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	2,523,122
6,500,000	Sinopec Group Overseas Development Ltd.	2.15%	^	05/13/2025	6,679,619
12,115,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	12,323,957
4,945,000	Takeda Pharmaceutical Ltd.	4.00%		11/26/2021	5,163,787
2,600,000	Tecnoglass, Inc.	8.20%		01/31/2022	2,536,339
7,050,000	Telefonica Chile S.A.	3.88%		10/12/2022	7,269,008
7,100,000	Tencent Holdings Ltd.	1.81%	^	01/26/2026	7,198,379
6,002,000	Toronto-Dominion Bank	3.25%		06/11/2021	6,167,165
5,800,000	UBS AG	2.45%	^	12/01/2020	5,837,701
4,150,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	3,386,400
3,650,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	2,748,906
1,900,000	Union Bank of the Philippines	3.37%		11/29/2022	1,969,345
200,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	1.52%		04/23/2021	199,673
2,750,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	2,909,225
2,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	2,030,470
5,200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,307,354
3,900,000	UPL Corporation	3.25%		10/13/2021	3,899,318
1,500,000	Vedanta Resources Ltd.	7.13%		05/31/2023	1,077,000
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	138,924
5,800,000	VTR Finance B.V.	6.88%		01/15/2024	5,932,936

Total Foreign Corporate Bonds (Cost $596,247,051)					597,405,620

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.6%
3,000,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	3,167,430
1,800,000	Brazilian Government International Bond	2.88%		06/06/2025	1,779,750
3,700,000	Colombia Government International Bond	2.63%		03/15/2023	3,750,487
4,366,667	Dominican Republic International Bond	7.50%		05/06/2021	4,514,085
300,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	322,572
4,800,000	Mexico Government International Bond	3.90%		04/27/2025	5,152,800
800,000	Perusahaan Penerbit	3.30%		11/21/2022	828,700
2,000,000	Perusahaan Penerbit	3.75%		03/01/2023	2,096,010
3,500,000	Peruvian Government International Bond	2.39%		01/23/2026	3,641,750
4,300,000	Qatar Government International Bond	2.38%		06/02/2021	4,360,738
6,000,000	Saudi Government International Bond	2.88%		03/04/2023	6,270,096
1,700,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	1,763,285

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $36,732,512)					37,647,703

Non-Agency Commercial Mortgage Backed Obligations - 11.7%
4,721,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	#^	05/15/2035	4,063,534
4,721,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	3,865,023
12,000,000	AREIT Trust, Series 2019-CRE3-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.10%	^	09/14/2036	10,663,092
1,251,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.85%	^	09/14/2036	1,101,199
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58%	^	06/15/2035	7,468,377
10,000,000	Austin Fairmont Hotel Trust, Series 2019-FAIR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.98%	^	09/15/2032	8,040,545
7,231,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68%	^	03/15/2034	6,287,579
4,952,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.28%	^	09/15/2035	4,465,721
3,711,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	03/15/2036	3,294,570
3,705,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	09/15/2036	3,251,427
1,174,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38%	^	08/15/2036	1,090,915
1,338,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.88%	^	08/15/2036	1,204,748
17,543,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.68%	^	08/15/2036	13,699,504
4,779,000	BBCMS Mortgage Trust, Series 2018-BXH-C (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.68%	^	10/15/2037	4,038,983
10,250,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.73%	^	07/15/2037	8,364,341
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	3.42%	^	03/15/2037	12,531,614
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	11/25/2034	9,461,574
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	5,633,505
21,618,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.72%	^	10/15/2034	18,471,243
10,202,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	07/15/2035	9,296,408
165,041,500	BHMS Trust, Series 2018-ATLS-XCP	0.00%	#^I/O	07/15/2035	1,650
6,531,000	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.96%	^	08/15/2036	5,723,595
10,613,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-E (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.58%	^	06/15/2035	8,423,096
2,608,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.51%	^	03/15/2037	2,499,005
12,515,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	04/15/2034	11,206,638
7,834,000	BX Commercial Mortgage Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.08%	^	04/15/2034	6,595,872
2,940,107	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	2,752,687
1,680,598	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.23%	^	07/15/2034	1,604,833
4,119,100	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	3,850,985
3,159,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.15%	^	05/15/2035	2,804,749
3,434,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	2.60%	^	05/15/2035	2,985,935
1,414,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	3.10%	^	05/15/2035	1,178,726
14,456,000	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	08/15/2036	13,512,281
9,594,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	8,523,770
11,389,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	10/15/2035	9,815,776
48,568,435	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.17%	#I/O	02/10/2050	2,324,898
66,651,933	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.46%	#I/O	05/10/2050	3,890,953
3,553,000	CF Trust, Series 2019-MF1-E (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.20%	^	08/21/2032	3,257,153
21,241,182	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.17%	#I/O	01/10/2048	978,401
22,700,748	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.86%	#I/O	05/10/2058	1,586,875
56,783,024	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.78%	#I/O	06/15/2050	3,881,705
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.11%	#I/O	06/15/2050	840,838
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	#^I/O	02/15/2033	1,478,462
736,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	11/15/2036	679,166
921,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.93%	^	11/15/2036	834,668
7,673,033	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.14%	#I/O	10/10/2047	268,224
641,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	424,059
5,360,623	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.49%	#I/O	02/10/2048	247,040
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.19%	#	06/10/2048	1,671,191
19,110,987	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.42%	#I/O	02/10/2049	941,207
13,095,315	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86%	#I/O	04/15/2049	905,597
13,488,255	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.13%	#I/O	07/10/2049	1,108,133
13,572,992	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.28%	#I/O	04/14/2050	754,885
4,865,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.78%	^	12/15/2036	4,646,824
7,736,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	12/15/2036	7,369,417
19,958,000	CLNC Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.09%	^	08/20/2035	16,002,943
5,636,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.75%	#^Þ	10/15/2045	1,675,301
8,106,934	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.82%	#I/O	08/10/2046	145,965
24,636,628	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.29%	#I/O	10/10/2046	766,236
2,411,302	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.13%	#I/O	05/10/2047	73,844
233,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.89%	#	08/10/2047	225,920
1,876,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	1.57%	^	10/15/2031	1,533,688
18,449,015	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.03%	#I/O	03/10/2048	560,461
34,126,671	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.99%	#I/O	08/10/2048	1,170,285
37,886,392	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.21%	#I/O	10/10/2048	1,494,770
5,373,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.45%	#	02/10/2048	4,952,785
10,250,942	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.17%	#I/O	02/10/2048	356,384
47,986,262	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.85%	#I/O	07/10/2048	1,367,834
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	1,446,881
1,769,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	1,640,124
17,047,143	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.15%	#I/O	02/10/2049	725,035
11,396,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	2.36%	^	09/15/2033	10,342,513
12,389	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	12,375
10,011,271	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.69%	#^I/O	09/15/2037	235,674
27,485,438	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.98%	#I/O	04/15/2050	850,853
3,606,934	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.06%	#I/O	01/15/2049	268,629
1,538,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.73%	#	03/15/2053	1,318,777
7,370,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.48%	^	07/15/2032	5,759,552
6,650,000	CSMC Trust, Series 2017-LSTK-E	3.44%	#^	04/05/2033	6,123,606
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%, 1.10% Floor)	1.18%	^	06/15/2034	3,620,490
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.63%	^	06/15/2033	8,857,859
18,888,777	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.60%	#I/O	05/10/2049	1,147,563
16,254,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.09%	#^	12/10/2036	13,468,209
16,254,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09%	#^	12/10/2036	12,613,658
2,084,806	FREMF Mortgage Trust, Series 2010-K8-C	0.00%	^P/O	09/25/2043	2,072,152
642,063	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.23%	^	07/25/2023	645,315
5,154,851	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	06/25/2025	4,885,925
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	351,043
13,636,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.32%	^	12/15/2036	11,620,609
3,903,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.58%	^	09/15/2037	3,526,361
12,469,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	12,634,269
3,909,559	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.87%	#I/O	09/10/2047	93,295
33,743,480	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.91%	#I/O	07/10/2048	1,016,036
9,226,628	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.42%	#I/O	10/10/2048	466,256
1,518,000	GS Mortgage Securities Corporation, Series 2018-LUAU-E (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.73%	^	11/15/2032	1,313,035
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.28%	^	07/15/2031	4,595,252
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.98%	^	07/15/2031	4,508,684
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	4.11%	^	07/15/2031	4,362,019
13,059,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.87% Floor)	2.06%	^	06/15/2036	12,272,375
8,000,000	GS Mortgage Securities Corporation, Series 2019-SOHO-F (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	06/15/2036	6,689,153
2,030,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/10/2047	1,291,839
8,866,694	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.92%	#I/O	11/10/2048	316,615
19,487,481	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.80%	#I/O	05/10/2049	1,236,068
29,183,472	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.37%	#I/O	10/10/2049	1,533,953
887,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07%	#^	03/10/2033	860,671
1,760,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07%	#^	03/10/2033	1,669,915
2,391,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07%	#^	03/10/2033	2,248,440
2,314,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07%	#	03/10/2033	2,057,890
2,893,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07%	#^	03/10/2033	2,480,330
12,284,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78%	^	08/15/2032	10,195,477
6,838,000	GS Mortgage Securities Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.28%	^	08/15/2032	5,102,157
14,505,000	GSCG Trust, Series 2019-600C-E	4.12%	#^	09/06/2034	13,559,293
17,540,000	Hawaii Hotel Trust, Series 2019-MAUI-G (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	05/15/2038	13,153,483
1,988,000	Hilton USA Trust, Series 2016-SFP-D	4.93%	^	11/05/2035	1,952,339
3,000,000	Hilton USA Trust, Series 2016-SFP-F	6.16%	^	11/05/2035	2,744,297
1,064,651	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	11/15/2036	957,977
1,944,894	HPLY Trust, Series 2019-HIT-E (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	11/15/2036	1,706,176
10,609,630	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2036	8,721,646
8,000,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	2.58%	^	08/15/2034	7,567,912
4,916,390	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.33%	^	06/15/2034	4,264,123
275,643	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	06/15/2034	233,452
21,966,078	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.23%	#I/O	01/15/2049	694,728
291,022	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	06/15/2032	277,807
5,106,483	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.78%	^	06/15/2032	4,651,069
714,825	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	2.30%	^	06/15/2032	630,535
1,891,014	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	3.35%	^	06/15/2035	1,629,107
1,180,201	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	917,685
36,145,030	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.82%	#I/O	12/15/2049	1,023,259
3,776,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	3,247,653
5,245,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	5,016,490
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34%	^	05/05/2032	4,243,088
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60%	#^	05/05/2032	4,256,395
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60%	#^	05/05/2032	4,456,287
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60%	#^	05/05/2032	4,463,344
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60%	#^	05/05/2032	4,644,307
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97%	^	01/16/2037	10,473,442
5,510,130	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.99%	#I/O	02/15/2047	131,333
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.62%	#	09/15/2047	492,905
360,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.12%	#^	09/15/2047	290,574
19,253,083	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.00%	#I/O	11/15/2047	573,823
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.52%	#	01/15/2048	1,227,603
5,639,763	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.11%	#I/O	01/15/2048	194,628
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94%	#^	02/15/2048	4,156,240
125,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.35%	#	05/15/2048	113,737
20,068,649	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.84%	#I/O	05/15/2048	468,390
26,331,957	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.65%	#I/O	07/15/2048	562,358
12,061,941	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.03%	#I/O	08/15/2048	402,837
21,930,224	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.47%	#I/O	11/15/2048	671,503
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	537,495
9,040,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-E (1 Month LIBOR USD + 2.10%, 2.16% Floor)	2.34%	^	07/15/2036	8,317,768
10,000,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	9,065,331
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-C (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.73%	^	05/15/2028	940,000
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	3.13%	^	05/15/2028	915,000
2,500,000	LoanCore Issuer Ltd., Series 2019-CRE3-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68%	^	04/15/2034	2,283,750
10,208,609	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.99%	#^I/O	03/10/2049	496,571
80,975,294	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.15%	#^I/O	03/10/2050	2,849,828
2,512,000	Marathon CRE, Series 2018-FL1-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78%	^	06/15/2028	2,382,632
15,958,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.73%	^	11/15/2036	13,898,971
11,933,000	MFT Trust, Series 2020-ABC-D	3.48%	#^	02/10/2042	10,736,855
3,575,000	MKT Mortgage Trust, Series 2020-525M-F	2.94%	#^	02/12/2040	3,151,336
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	#^	10/15/2030	8,866,930
3,522,077	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.76%	#I/O	10/15/2046	55,881
15,003,268	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.47%	#I/O	02/15/2046	416,522
5,887,078	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.15%	#I/O	02/15/2047	127,734
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.67%	#	10/15/2047	465,205
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	111,390
18,887,119	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.35%	#I/O	01/15/2049	906,614
2,330,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	11/15/2034	1,767,063
8,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2034	6,397,120
2,647,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.53%	^	11/15/2034	1,731,262
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.83%	^	07/15/2035	2,673,714
4,380,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.73%	^	07/15/2035	3,870,112
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	07/15/2035	2,487,887
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34%	^	12/15/2036	624,147
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.33%	^	05/15/2036	11,488,416
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.98%	^	05/15/2036	1,106,920
5,166,962	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.33%	^	08/15/2034	4,881,989
3,119,917	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.43%	^	08/15/2034	2,740,752
1,192,550	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	1,171,305
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	06/15/2035	8,839,946
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62%	#^	01/15/2037	7,655,667
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62%	#^	01/15/2037	4,195,265
4,426,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.62%	#^	01/15/2037	3,685,467
4,665,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.36%	#^	12/15/2036	4,634,138
4,414,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK2	3.36%	#^	12/15/2036	4,269,676
2,623,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK3	3.36%	#^	12/15/2036	2,143,399
9,000,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	02/15/2036	8,548,020
7,608,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	7,572,611
33,885,584	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O	12/15/2020	151,801
459,000	STWD Ltd., Series 2019-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.13%	^	07/15/2038	433,067
14,307,000	STWD Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	07/15/2038	13,284,050
8,426,455	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	3.36%	^	11/11/2034	7,078,528
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	1.05%	#I/O	06/15/2050	112,246
84,783,961	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.91%	#I/O	10/15/2051	4,041,075
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	5,648,558
86,721,433	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.04%	#I/O	02/15/2051	4,041,080
500,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	5.02%	^	02/15/2032	380,331
6,128,225	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.84%	^	09/15/2036	5,488,769
572,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	465,953
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	551,605
11,665,423	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.03%	#I/O	02/15/2048	378,283
52,964,786	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.04%	#I/O	09/15/2058	1,860,727
20,559,215	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.14%	#I/O	11/15/2048	885,804
26,055,625	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.81%	#I/O	07/15/2058	724,101
1,150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-E	3.82%	#^	12/15/2048	776,306
954,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	886,717
4,381,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12%	^	03/15/2059	3,078,646
13,825,537	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.87%	#I/O	03/15/2059	872,201
76,164,419	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.20%	#I/O	07/15/2050	4,125,415
15,663,250	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.66%	#I/O	01/15/2060	1,060,673
3,279,894	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.19%	#I/O	03/15/2047	86,854
7,817,055	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.19%	#I/O	08/15/2047	256,585
28,529,448	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.77%	#I/O	11/15/2049	1,793,980

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $921,451,780)					786,912,413

Non-Agency Residential Collateralized Mortgage Obligations - 12.7%
5,769,621	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	# ^	09/25/2065	6,067,482
19,056,948	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	# ^	10/25/2058	19,197,970
6,982,914	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	6,086,616
9,982,022	Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.48%		12/25/2035	8,272,387
7,513,185	Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	4,717,484
9,485,491	Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	6,925,784
6,157,261	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	4,763,952
10,193,475	Angel Oak Mortgage Trust, Series 2020-2-A1A	2.53%	# ^	01/26/2065	10,215,707
3,541,508	Arroyo Mortgage Trust, Series 2019-1-A1	3.81%	# ^	01/25/2049	3,613,598
2,264,632	Arroyo Mortgage Trust, Series 2019-2-A2	3.50%	# ^	04/25/2049	2,333,394
14,568,132	Arroyo Mortgage Trust, Series 2019-3-A3	3.42%	# ^	10/25/2048	14,790,671
1,551,642	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	0.87%		04/20/2035	1,536,476
2,077,519	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	2,008,042
2,136,497	Banc of America Mortgage Securities Trust, Series 2005-I-2A5	3.99%	#	10/25/2035	2,070,813
5,304,773	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	5,218,851
15,109,272	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^ §	06/28/2034	15,328,601
3,281,591	Bayview Opportunity Master Fund Trust, Series 2020-RN1-A1	3.23%	^ §	02/28/2035	3,152,517
2,013,453	BCAP LLC Trust, Series 2012-RR1-3A4	5.50%	# ^	10/26/2035	1,837,681
1,064,157	Bellemeade Ltd., Series 2018-3A-M1B (1 Month LIBOR USD + 1.85%, 1.85% Floor)	2.03%	^	10/25/2028	1,059,271
3,115,153	BRAVO Residential Funding Trust, Series 2019-NQM1-A2	2.89%	# ^	07/25/2059	3,182,865
35,098	CitiCorporationResidential Mortgage Securities, Inc., Series 2007-1-A4	5.22%	ß	03/25/2037	35,109
26,580,074	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	# ^	01/25/2068	27,036,778
4,572,964	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	# ^	04/25/2066	4,605,466
31,554,290	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^ §	11/25/2070	31,943,027
17,400,000	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80%	# ^	05/25/2060	17,533,545
1,127,992	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,058,212
109,814	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	109,651
1,300,000	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38%	# ^	04/27/2065	1,303,865
8,349	Countrywide Alternative Loan Trust, Series 2004-33-1A1	4.14%	#	12/25/2034	8,245
523,185	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	506,306
1,846,125	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	1,817,541
1,865,638	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,337,977
430,279	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	367,553
1,298,196	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	1,250,944
756,642	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	633,535
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	2,465
2,117,701	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	1,953,491
75,941	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	75,418
831,268	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	690,891
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	3.90%	# ^	07/27/2036	960,406
392,295	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.65%	# ^	11/27/2037	394,077
20,785,291	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4-A1	3.52%	^	08/26/2058	21,429,988
45,787,679	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A1	3.39%	^ §	02/25/2024	45,886,883
11,792,490	CSMC Trust, Series 2018-RPL8-A1	4.13%	# ^	07/25/2058	12,190,019
3,554,016	CSMC Trust, Series 2019-JR1-A1	4.10%	# ^	09/27/2066	3,601,079
61,733,714	CSMC Trust, Series 2019-RP10-A1	3.14%	# ^	12/26/2059	63,868,886
18,064,727	CSMC Trust, Series 2019-RPL2-A1	3.86%	# ^	11/25/2058	18,690,431
23,797,467	CSMC Trust, Series 2019-RPL9-A1	3.09%	# ^	10/27/2059	24,693,380
10,263,417	CSMC Trust, Series 2020-RPL2-A12	3.55%	^	02/25/2060	10,358,478
937,038	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	# ^	12/26/2046	936,627
583,244	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50%	# ^	07/27/2037	536,427
696,023	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	659,037
3,514,798	GCAT LLC, Series 2019-2-A1	3.47%	^ §	06/25/2024	3,442,367
6,195,844	GCAT LLC, Series 2019-3-A1	3.35%	^ §	10/25/2049	6,064,983
7,023,390	GCAT LLC, Series 2020-1-A1	2.98%	^ §	01/26/2060	6,860,532
3,600,000	GCAT LLC, Series 2020-2-A1	3.72%	^ §	06/25/2025	3,610,397
5,772,471	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63%	# ^	01/25/2059	5,829,323
647,980	GSAA Home Equity Trust, Series 2005-11-2A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.46%		10/25/2035	648,926
513,398	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	379,800
1,056,806	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.45%		02/25/2037	907,868
1,418,511	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.54%	#	05/25/2036	1,259,729
7,977,674	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	0.52%		04/25/2047	7,374,176
13,287,279	Legacy Mortgage Asset Trust 2019-GS4, Series 2019-GS4-A1	3.44%	^ §	05/25/2059	13,395,383
13,867,340	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	6.50%	^ §	01/25/2057	14,167,390
19,433,784	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^ §	04/25/2059	19,923,584
1,195,940	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^ §	05/25/2059	1,193,237
5,115,814	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^ §	06/25/2059	5,162,996
3,691,165	Legacy Mortgage Asset Trust, Series 2019-SL1-A	4.00%	# ^	12/28/2054	3,753,393
7,930,456	Legacy Mortgage Asset Trust, Series 2020-GS3-A1	3.25%	^ §	05/25/2060	7,834,108
9,735,712	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25%	^ §	02/25/2060	9,794,599
266,927	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	219,090
11,151,924	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%		03/25/2046	5,088,402
120,351	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.08%	#	04/25/2036	96,887
430,386	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	275,293
1,537,276	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,026,773
41,623,952	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (1 Month LIBOR USD + 0.37%, 0.19% Floor)	0.55%		05/25/2037	16,595,507
326,805	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.63%	#	02/25/2036	262,529
373,565	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^ §	12/27/2058	374,690
13,234,481	Pretium Mortgage Credit Partners LLC, Series 2019-NPL3-A1	3.10%	^ §	07/27/2059	13,285,942
7,500,000	Pretium Mortgage Credit Partners LLC, Series 2020-NPL2-A1	3.72%	^ §	02/27/2060	7,526,017
4,710,418	PRPM LLC, Series 2018-1A-A1	3.75%	# ^	04/25/2023	4,738,054
5,702,896	PRPM LLC, Series 2019-2A-A1	3.97%	^ §	04/25/2024	5,750,082
9,762,195	PRPM LLC, Series 2019-3A-A1	3.35%	^ §	07/25/2024	9,862,277
15,602,839	PRPM LLC, Series 2019-4A-A1	3.35%	^ §	11/25/2024	15,683,747
5,427,525	PRPM LLC, Series 2019-GS1-A1	3.50%	# ^	10/25/2024	5,398,296
13,004,297	PRPM LLC, Series 2020-1A-A1	2.98%	^ §	02/25/2025	12,987,756
1,837,421	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38%	^	06/25/2029	1,840,482
3,629,031	RCO Trust, Series 2017-INV1-A	3.20%	# ^	11/25/2052	3,669,595
2,061,920	RCO Trust, Series 2017-INV1-M1	3.90%	# ^	11/25/2052	2,029,931
910,074	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	876,546
1,241,486	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,125,210
808,211	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	534,075
3,682,399	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.36%		08/25/2037	3,518,635
9,448,912	Starwood Mortgage Residential Trust, Series 2018-IMC1-A3	3.98%	# ^	03/25/2048	9,495,331
3,224,399	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.03%	#	12/25/2035	3,014,103
40,000,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73%	^ §	03/25/2023	39,573,616
6,744,842	VCAT LLC, Series 2019-NPL2-A1	3.57%	^ §	11/25/2049	6,707,714
8,671,361	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	8,875,911
4,573,972	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98%	#^	02/25/2050	4,297,094
4,604,714	Vericrest Opportunity Loan Trust, Series 2019-NPL2-A1	3.97%	^§	02/25/2049	4,648,897
20,737,161	Vericrest Opportunity Loan Trust, Series 2019-NPL4-A1A	3.35%	^§	08/25/2049	20,844,872
9,125,571	Vericrest Opportunity Loan Trust, Series 2019-NPL7-A1A	3.18%	^§	10/25/2049	9,083,462
10,175,661	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	10,215,169
31,223,309	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	31,010,107
1,139,939	Verus Securitization Trust, Series 2018-2-A2	3.78%	#^	06/01/2058	1,149,822
1,323,282	Verus Securitization Trust, Series 2018-2-A3	3.83%	#^	06/01/2058	1,333,247
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04%	#^	04/25/2060	1,530,846
4,383,828	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	4,394,061
1,696,478	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	1,692,818
5,718,539	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	5,737,114
9,174,274	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	9,128,902
9,200,414	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	9,161,957
2,227,697	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-2CB3 (1 Month LIBOR USD + 0.41%, 0.41% Floor, 5.50% Cap)	0.59%		10/25/2035	1,993,438
123,842	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	115,248
4,812,413	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-2A1	3.82%	#	09/25/2036	4,361,554
1,053,859	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,031,558
5,157,358	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	5,168,876
18,130,969	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	4.47%	#	10/25/2037	17,332,947

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $853,364,488)					855,123,170

US Corporate Bonds - 5.3%
3,990,000	AbbVie, Inc.	3.38%		11/14/2021	4,131,325
3,540,000	AbbVie, Inc.	2.30%	^	11/21/2022	3,660,959
6,090,000	American Express Company (3 Month LIBOR USD + 0.65%)	1.02%		02/27/2023	6,105,225
270,000	Amgen, Inc.	2.70%		05/01/2022	279,341
1,425,000	Amgen, Inc.	2.65%		05/11/2022	1,478,616
3,705,000	Amgen, Inc.	3.63%		05/15/2022	3,878,366
3,170,000	Amgen, Inc.	1.90%		02/21/2025	3,314,405
5,945,000	Analog Devices, Inc.	2.95%		01/12/2021	6,022,108
9,750,000	Anthem, Inc.	2.50%		11/21/2020	9,828,062
1,895,000	BAT Capital Corporation	2.76%		08/15/2022	1,963,368
4,670,000	BB&T Corporation	2.20%		03/16/2023	4,850,093
3,870,000	Bristol-Myers Squibb Company	2.88%	^	08/15/2020	3,881,265
1,975,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	2,053,993
3,660,000	Broadcom, Inc.	2.25%	^	11/15/2023	3,784,627
5,415,000	Capital One Financial Corporation	2.40%		10/30/2020	5,438,929
550,000	Capital One Financial Corporation	3.20%		01/30/2023	579,661
10,310,000	Cardinal Health, Inc.	2.62%		06/15/2022	10,644,992
6,385,000	Carrier Global Corporation	1.92%	^	02/15/2023	6,518,307
3,710,000	Cigna Corporation	3.40%		09/17/2021	3,836,354
6,070,000	Cintas Corporation	2.90%		04/01/2022	6,311,907
3,965,000	Citigroup, Inc.	2.75%		04/25/2022	4,111,443
6,062,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.37%		06/01/2024	6,048,905
1,845,000	Citigroup, Inc. (Secured Overnight Financing Rate + 8.67%)	2.31%		11/04/2022	1,884,806
2,850,000	Consolidated Edison, Inc.	2.00%		05/15/2021	2,885,400
1,580,000	Crown Castle International Corporation	1.35%		07/15/2025	1,587,415
9,905,000	CVS Health Corporation	3.70%		03/09/2023	10,646,853
4,400,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,430,878
850,000	Daimler Finance North America LLC	3.40%	^	02/22/2022	878,558
2,567,000	Delta Air Lines, Inc.	3.40%		04/19/2021	2,496,858
2,720,000	DTE Energy Company	2.25%		11/01/2022	2,810,327
3,450,000	DTE Energy Company	2.53%		10/01/2024	3,614,407
3,580,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	3,621,070
700,000	DuPont de Nemours, Inc.	4.21%		11/15/2023	768,689
6,230,000	eBay, Inc.	2.75%		01/30/2023	6,516,215
4,095,000	Energy Transfer Operating LP	4.25%		03/15/2023	4,327,693
1,800,000	Energy Transfer Operating LP	2.90%		05/15/2025	1,845,204
5,075,000	Equinix, Inc.	1.25%		07/15/2025	5,099,106
4,755,000	Exxon Mobil Corporation	1.57%		04/15/2023	4,879,357
1,930,000	General Mills, Inc.	3.20%		04/16/2021	1,972,537
4,195,000	General Mills, Inc.	3.15%		12/15/2021	4,324,612
9,615,000	Goldman Sachs Group, Inc.	2.35%		11/15/2021	9,677,209
6,270,000	Hyundai Capital America	2.85%	^	11/01/2022	6,402,987
2,565,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	2,671,340
4,790,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	5,052,437
2,560,000	Marathon Petroleum Corporation	4.75%		12/15/2023	2,812,293
4,465,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	1.51%		12/29/2021	4,467,287
3,885,000	McDonald’s Corporation	2.63%		01/15/2022	4,016,528
5,100,000	Microchip Technology, Inc.	3.92%		06/01/2021	5,200,557
3,510,000	Mondelez International, Inc.	0.63%		07/01/2022	3,509,509
2,843,000	Mondelez International, Inc.	3.63%		05/07/2023	3,064,210
12,983,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.03%		07/22/2022	13,051,390
2,460,000	National Securities Clearing Corporation	1.20%	^	04/23/2023	2,498,982
4,660,000	NextEra Energy Capital Holdings, Inc.	3.34%		09/01/2020	4,683,389
5,411,000	Northrop Grumman Corporation	2.08%		10/15/2020	5,436,522
1,295,000	Northrop Grumman Corporation	3.25%		08/01/2023	1,394,285
1,480,000	Omnicom Capital, Inc.	3.63%		05/01/2022	1,561,601
3,305,000	ORACLE Corporation	2.50%		04/01/2025	3,558,603
4,970,000	PayPal Holdings, Inc.	2.20%		09/26/2022	5,146,448
165,000	PayPal Holdings, Inc.	1.35%		06/01/2023	168,552
5,995,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	6,175,172
5,255,000	PepsiCo, Inc.	0.75%		05/01/2023	5,309,242
1,545,000	PNC Bank	2.45%		11/05/2020	1,553,303
1,775,000	PNC Bank (3 Month LIBOR USD + 0.42%)	2.03%		12/09/2022	1,812,017
2,500,000	PNC Funding Corporation	3.30%		03/08/2022	2,610,674
2,220,000	Prudential Financial, Inc.	4.50%		11/15/2020	2,254,114
865,000	Prudential Financial, Inc.	4.50%		11/16/2021	911,863
8,410,000	Prudential Financial, Inc.	3.50%		05/15/2024	9,317,178
6,210,000	PSEG Power LLC	3.85%		06/01/2023	6,710,820
6,065,000	Republic Services, Inc.	2.50%		08/15/2024	6,455,147
3,035,000	Reynolds American, Inc.	4.00%		06/12/2022	3,208,074
5,015,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	5,405,187
6,095,000	Simon Property Group LP	2.00%		09/13/2024	6,254,345
5,000,000	Synchrony Financial	3.75%		08/15/2021	5,114,094
755,000	Synchrony Financial	2.85%		07/25/2022	768,223
4,924,000	Target Corporation	2.90%		01/15/2022	5,122,605
5,925,000	Union Pacific Corporation	3.20%		06/08/2021	6,072,256
1,560,000	Upjohn, Inc.	1.13%	^	06/22/2022	1,569,139
5,300,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.49%		05/15/2025	5,368,212
5,805,000	Volkswagen Group of America Finance LLC	4.00%	^	11/12/2021	6,046,000
4,892,000	Waste Management, Inc.	2.95%		06/15/2024	5,010,842
12,774,000	Wells Fargo & Company	2.60%		01/15/2021	12,929,823
5,820,000	Welltower, Inc.	3.63%		03/15/2024	6,221,465

Total US Corporate Bonds (Cost $351,683,055)					359,886,160

US Government and Agency Mortgage Backed Obligations - 7.0%
31,184,945	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	# I/O	03/25/2023	853,660
3,886,261	Federal Home Loan Mortgage Corporation, Pool 2B1122 (12 Month LIBOR USD + 1.65%, 1.65% Floor, 7.14% Cap)	3.65%		02/01/2043	4,043,277
1,416,688	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	1,508,064
1,490,947	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	1,586,808
23,051,399	Federal Home Loan Mortgage Corporation, Pool RB5048	2.50%		05/01/2040	24,051,342
7,953,812	Federal Home Loan Mortgage Corporation, Pool SB8049	2.50%		06/01/2035	8,335,905
12,857,893	Federal Home Loan Mortgage Corporation, Series 317-F3 (1 Month LIBOR USD + 0.52%, 0.52% Floor 6.50% Cap)	0.70%		11/15/2043	12,861,556
469,269	Federal Home Loan Mortgage Corporation, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	6.10%	I/F I/O	02/15/2038	109,230
9,847,838	Federal Home Loan Mortgage Corporation, Series 356-F5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	0.68%		09/15/2047	9,772,119
6,437,242	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	6,489,955
7,485,814	Federal Home Loan Mortgage Corporation, Series 4125-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		11/15/2042	7,476,263
1,447,326	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	1,531,433
12,080,764	Federal Home Loan Mortgage Corporation, Series 4718-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		09/15/2047	12,038,091
8,739,503	Federal Home Loan Mortgage Corporation, Series 4734-A	3.00%		07/15/2042	8,833,319
12,066,291	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	12,286,400
6,867,098	Federal Home Loan Mortgage Corporation, Series 4771-NA	4.00%		11/15/2042	6,984,578
6,133,211	Federal Home Loan Mortgage Corporation, Series 4773-EA	4.00%		10/15/2042	6,244,600
8,000,000	Federal Home Loan Mortgage Corporation, Series 4794-VB	4.00%		05/15/2038	8,264,614
5,557,011	Federal Home Loan Mortgage Corporation, Series 4824-EA	4.50%		02/15/2045	5,654,200
22,209,253	Federal Home Loan Mortgage Corporation, Series 4941-SW	5.79%	± I/F I/O	12/15/2048	2,905,030
32,700,000	Federal National Mortgage Association	3.00%		07/25/2040	34,743,013
2,786,604	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.33% Cap)	3.88%		11/01/2042	2,900,548
5,330,770	Federal National Mortgage Association Pass-Thru, Pool AP7870 (12 Month LIBOR USD + 1.70%, 1.70% Floor, 7.49% Cap)	4.31%		07/01/2042	5,553,241
2,114,764	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	2,248,386
408,775	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	432,104
3,527,804	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	3,680,995
2,278,643	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.40%		05/01/2045	2,364,954
11,569,899	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.67%, 1.67% Floor, 7.72% Cap)	2.70%		05/01/2044	11,956,782
47,660,382	Federal National Mortgage Association, Pool MA4042	2.00%		06/01/2035	49,347,201
5,411,648	Federal National Mortgage Association, Series 2010-72-FA (1 Month LIBOR USD + 0.72%, 0.72% Floor, 6.50% Cap)	0.90%		07/25/2040	5,484,206
7,835,354	Federal National Mortgage Association, Series 2011-63-FX (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	0.53%		07/25/2041	7,854,435
811,973	Federal National Mortgage Association, Series 2012-134-FT (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		12/25/2042	808,907
2,242,002	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	2,289,477
8,693,388	Federal National Mortgage Association, Series 2013-20-FE (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		03/25/2043	8,660,782
12,090,536	Federal National Mortgage Association, Series 2013-28-ZJ	3.00%		04/25/2043	12,296,015
3,628,933	Federal National Mortgage Association, Series 2013-40-KP	3.50%		04/25/2042	3,749,760
389,345	Federal National Mortgage Association, Series 2014-66-QE	2.00%		01/25/2040	389,119
3,066,187	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	3,105,308
2,260,205	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	2,421,884
6,029,807	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	6,340,975
3,253,576	Federal National Mortgage Association, Series 2017-116-FB (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	0.44%		05/20/2044	3,235,214
6,015,615	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	6,125,344
4,953,773	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	5,034,141
3,805,957	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	3,854,080
11,452,158	Federal National Mortgage Association, Series 2018-15-JF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	0.48%		03/25/2048	11,377,552
8,029,661	Federal National Mortgage Association, Series 2018-16-FN (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	0.43%		03/25/2048	7,989,368
9,193,325	Federal National Mortgage Association, Series 2018-31-FD (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	0.48%		05/25/2048	9,175,153
12,505,144	Federal National Mortgage Association, Series 2018-57-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	0.48%		08/25/2048	12,471,114
5,697,629	Federal National Mortgage Association, Series 2018-63-FC (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	0.48%		09/25/2048	5,669,548
14,146,782	Federal National Mortgage Association, Series 2018-77-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	0.48%		10/25/2048	14,101,013
5,939,879	Federal National Mortgage Association, Series 2018-80-FG (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.53%		10/25/2048	5,922,134
14,834,566	Federal National Mortgage Association, Series 2019-25-SB (-1x1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	06/25/2049	3,370,652
9,968,075	Federal National Mortgage Association, Series 2020-39-MH	3.00%		06/25/2040	10,725,035
8,076,327	Government National Mortgage Association, Series 2010-116-FA (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.50% Cap)	0.79%		09/20/2040	8,137,604
7,789,172	Government National Mortgage Association, Series 2011-156-FJ (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	0.59%		04/20/2040	7,782,489
11,008,998	Government National Mortgage Association, Series 2011-28-FG (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	0.69%		12/20/2040	11,021,865
6,562,574	Government National Mortgage Association, Series 2013-129-FN (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.54%		09/20/2043	6,555,671
17,446,928	Government National Mortgage Association, Series 2016-136-UD	3.00%		04/20/2045	17,819,621
2,527,746	Government National Mortgage Association, Series 2017-4-NC	3.00%		10/20/2045	2,580,792
8,633,833	Government National Mortgage Association, Series 2019-42-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.64%		04/20/2049	8,658,080

Total US Government and Agency Mortgage Backed Obligations (Cost $466,482,855)					470,065,006

US Government and Agency Obligations - 19.2%
320,400,000	United States Treasury Notes	2.63%		05/15/2021	327,289,853
321,700,000	United States Treasury Notes	1.50%	‡	09/30/2021	327,053,287
128,100,000	United States Treasury Notes	1.38%		01/31/2022	130,549,412
184,100,000	United States Treasury Notes	0.13%		05/15/2023	183,848,300
306,250,000	United States Treasury Notes	2.25%		12/31/2023	328,225,829

Total US Government and Agency Obligations (Cost $1,280,239,985)					1,296,966,681

Affiliated Mutual Funds - 3.0%
19,895,522	DoubleLine Ultra Short Bond Fund (Class I)				199,353,133

Total Affiliated Mutual Funds (Cost $199,501,692)					199,353,133

Warrants - 0.0%
29,232	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				—

Total Warrants (Cost $ –)					—

Short Term Investments - 5.0%
112,756,581	First American Government Obligations Fund - Class U	0.11%	♦		112,756,581
112,756,582	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		112,756,582
112,756,582	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		112,756,582

Total Short Term Investments (Cost $338,269,745)					338,269,745

Total Investments - 96.9% (Cost $6,691,906,652)					6,535,277,671
Other Assets in Excess of Liabilities - 3.1%					211,456,182

NET ASSETS - 100.0%					$6,746,733,853

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

†	Perpetual Maturity

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

P/O	Principal only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2020.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

‡	All or a portion of this security has been pledged as collateral.

*	Non-income producing security

♦	Seven-day yield as of June 30, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.2%
Collateralized Loan Obligations	13.1%
Non-Agency Residential Collateralized Mortgage Obligations	12.7%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Foreign Corporate Bonds	8.8%
US Government and Agency Mortgage Backed Obligations	7.0%
Asset Backed Obligations	6.5%
US Corporate Bonds	5.3%
Short Term Investments	5.0%
Bank Loans	4.0%
Affiliated Mutual Funds	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Warrants	0.0	% ~
Other Assets and Liabilities	3.1%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.2%
Collateralized Loan Obligations	13.1%
Non-Agency Residential Collateralized Mortgage Obligations	12.7%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
US Government and Agency Mortgage Backed Obligations	7.0%
Asset Backed Obligations	6.5%
Banking	5.1%
Short Term Investments	5.0%
Affiliated Mutual Funds	3.0%
Energy	1.5%
Healthcare	1.0%
Transportation	0.9%
Pharmaceuticals	0.8%
Telecommunications	0.8%
Technology	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Utilities	0.7%
Electronics/Electric	0.6%
Chemicals/Plastics	0.5%
Finance	0.5%
Business Equipment and Services	0.5%
Food Products	0.5%
Insurance	0.4%
Media	0.4%
Building and Development (including Steel/Metals)	0.3%
Automotive	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Food Service	0.2%
Aerospace & Defense	0.2%
Retailers (other than Food/Drug)	0.2%
Real Estate	0.2%
Environmental Control	0.2%
Industrial Equipment	0.1%
Chemical Products	0.1%
Pulp & Paper	0.1%
Diversified Manufacturing	0.1%
Commercial Services	0.1%
Financial Intermediaries	0.1%
Consumer Products	0.1%
Food/Drug Retailers	0.1%
Leisure	0.1%
Beverage and Tobacco	0.1%
Containers and Glass Products	0.1%
Mining	0.0	% ~
Cosmetics/Toiletries	0.0	% ~
Conglomerates	0.0	% ~
Construction	0.0	% ~
Other Assets and Liabilities	3.1%

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/29/2021	100,000,000	13,345,410
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/25/2021	100,000,000	10,497,823
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	05/19/2021	80,000,000	8,961,346
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/13/2021	95,000,000	8,851,291
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/14/2021	100,000,000	7,878,757
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	06/02/2021	100,000,000	7,876,751
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/11/2021	75,000,000	7,664,788
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/09/2020	100,000,000	4,133,545
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	08/26/2020	100,000,000	4,133,545
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/06/2020	100,000,000	4,062,697
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/20/2020	100,000,000	4,045,163
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/08/2020	100,000,000	4,003,993
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	04/07/2021	100,000,000	3,945,903
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/08/2020	100,000,000	3,827,278
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/14/2020	100,000,000	3,730,377
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	10/07/2020	100,000,000	3,228,786
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/22/2020	100,000,000	3,072,586
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/19/2020	100,000,000	2,982,911
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/07/2020	100,000,000	2,879,588
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/15/2020	100,000,000	2,868,843
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/01/2021	100,000,000	2,726,834
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/09/2020	100,000,000	2,513,863
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/13/2020	100,000,000	2,492,041
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/08/2020	100,000,000	2,462,064
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	03/16/2021	100,000,000	2,392,001
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/01/2021	100,000,000	2,385,207
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/13/2020	100,000,000	2,363,451
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/17/2021	100,000,000	2,206,362
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	07/21/2020	100,000,000	2,182,695
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	08/05/2020	100,000,000	2,137,257
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	11/18/2020	100,000,000	2,116,275
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/20/2020	100,000,000	2,109,566
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/08/2021	75,000,000	2,017,528
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	12/09/2020	90,000,000	1,979,481
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	08/04/2020	100,000,000	1,924,893
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/03/2020	100,000,000	1,887,788
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/06/2020	100,000,000	1,780,161
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/10/2020	100,000,000	1,471,881
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/05/2020	90,000,000	1,324,693
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	06/09/2021	100,000,000	1,291,345
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/22/2020	100,000,000	839,187
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/12/2020	100,000,000	782,949
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/17/2021	50,000,000	730,015
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/29/2020	100,000,000	594,285
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/31/2021	35,000,000	500,813
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	09/29/2020	50,000,000	428,415
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/17/2020	100,000,000	387,510
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	11/11/2020	100,000,000	346,163
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	12/22/2020	100,000,000	63,281
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/01/2020	11,900,000	5,604
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/16/2020	100,000,000	(55,865)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/29/2021	100,000,000	(93,041)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	12/01/2020	100,000,000	(168,786)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	11/04/2020	100,000,000	(548,428)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/15/2021	80,000,000	(1,091,462)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	09/01/2020	100,000,000	(1,100,037)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	03/23/2021	100,000,000	(1,221,068)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/12/2021	100,000,000	(1,558,109)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/05/2021	100,000,000	(1,570,743)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	07/13/2021	100,000,000	(1,641,725)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	03/10/2021	100,000,000	(2,099,731)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/09/2021	100,000,000	(2,103,155)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	03/02/2021	100,000,000	(2,344,830)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	03/24/2021	100,000,000	(2,352,628)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	03/25/2021	100,000,000	(2,355,861)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	12/16/2020	100,000,000	(2,856,275)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/19/2021	100,000,000	(2,935,109)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	02/09/2021	100,000,000	(3,123,587)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	06/23/2021	70,000,000	(3,528,153)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/07/2021	100,000,000	(3,866,405)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/04/2021	50,000,000	(4,414,891)

							$117,405,100

¤

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2020, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at June 30, 2020	Value at June 30, 2020	Change in Unrealized for the Period Ended June 30, 2020	Dividend Income Earned in the Period Ended June 30, 2020	Net Realized Gain (Loss) in the Period Ended June 30, 2020
DoubleLine Ultra Short Bond Fund (Class I)	$195,175,073	$-	$-	19,895,522	$199,353,133	$4,178,060	$434,260	$-

	$195,175,073	$-	$-	19,895,522	$199,353,133	$4,178,060	$434,260	$-

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.